Common and preferred shares and other equity instruments - Schedule of Terms of Class A Preferred Shares (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($) $ / shares
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Par value | $	$ 450
Cash redemption price per share	$ 25
Current dividend rate	5.878%
Issue date	Jan. 18, 2018
Dividend Payment Frequency	Quarterly
Dividend per share	$ 0.367375
Next Dividend Reset Date	Jan. 31, 2028
Dividend after reset	2.45%
Earliest specified redemption end date	Jan. 31, 2028
Non cumulative Series 56 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Par value | $	$ 600
Cash redemption price per share	$ 1,000
Current dividend rate	7.365%
Issue date	Sep. 16, 2022
Dividend Payment Frequency	Semi-annual
Dividend per share	$ 36.825
Next Dividend Reset Date	Oct. 28, 2027
Dividend after reset	4.20%
Earliest specified redemption start date	Sep. 28, 2025
Earliest specified redemption end date	Oct. 28, 2027
Non cumulative Series 57 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Par value | $	$ 500
Cash redemption price per share	$ 1,000
Current dividend rate	7.337%
Issue date	Mar. 12, 2024
Dividend Payment Frequency	Semi-annual
Dividend per share	$ 36.685
Next Dividend Reset Date	Apr. 12, 2029
Dividend after reset	3.90%
Earliest specified redemption start date	Mar. 12, 2025
Earliest specified redemption end date	Apr. 12, 2029
Non cumulative Series 61 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Par value | $	$ 150
Cash redemption price per share	$ 1,000
Current dividend rate	6.369%
Issue date	Mar. 24, 2025
Dividend Payment Frequency	Semi-annual
Dividend per share	$ 31.845
Next Dividend Reset Date	Apr. 28, 2030
Dividend after reset	3.65%
Earliest specified redemption start date	Mar. 28, 2025
Earliest specified redemption end date	Apr. 28, 2030